Label	Element	Value
SunAmerica Senior Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001059040_SupplementTextBlock	SUNAMERICA SENIOR FLOATING RATE FUND, INC. (the “Fund”) Supplement dated March 10, 2014 to the Prospectus dated April 30, 2013, as supplemented and amended to date
Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica Senior Floating Rate Fund
Expense [Heading]	rr_ExpenseHeading	Effective March 1, 2014, on page 2 of the Prospectus, under the heading " Fees and Expenses of the Fund," the second sentence of the third footnote to the table is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

“For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.”

In addition, effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC. Accordingly, all references to SunAmerica Asset Management Corp. in the Fund’s Prospectus are hereby replaced with SunAmerica Asset Management, LLC.

In addition, effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) changed its name to AIG Capital Services, Inc. (“ACS”). Accordingly, all references to SunAmerica Capital Services, Inc. and SACS in the Fund’s Prospectus are hereby replaced with AIG Capital Services, Inc. and ACS, respectively.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.